Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (Nunes) (1)	Summary Compensation Table Total for PEO (McHugh) (1)	Compensation Actually Paid to PEO (Nunes) (2)	Compensation Actually Paid to PEO (McHugh) (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Adjusted EBITDA (4) (in millions)
							Total Shareholder Return	Peer Group Total Shareholder Return (3)
2024	$3,357,889	$4,751,207	$331,928	$3,205,374	$1,731,472	$1,216,143	$101.71	$97.57	$369.0	$298.8
2023	$6,285,716	—	$5,746,248	—	$1,930,903	$1,720,720	$118.09	$97.91	$178.5	$296.5
2022	$5,751,241	—	$4,677,297	—	$1,636,262	$1,396,101	$111.77	$90.66	$122.8	$314.2
2021	$5,316,481	—	$9,416,465	—	$1,532,344	$2,390,845	$132.68	$126.52	$210.5	$329.8
2020	$5,410,816	—	$4,802,112	—	$1,588,249	$1,401,149	$93.74	$91.60	$29.8	$267.4

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
For 2024, Mr. Nunes is included in the First PEO columns and Mr. McHugh is included in the Second PEO columns. For 2024, Ms. Tice and Messrs. Long, Rogers and Bridwell are included in the Other NEOs columns. For 2023, 2022, 2021 and 2020, Mr. Nunes is included in the PEO columns and Messrs. McHugh, Long, Rogers and Bridwell are included in the Other NEOs columns.

Peer Group Issuers, Footnote	The peer group represents the FTSE NAREIT All Equity REIT Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. The value represents the Summary Compensation Table totals for the applicable year less the pension and stock award columns, plus: (a) the fair value of stock awards calculated by taking the year end fair value of stock awards granted during the year, plus the change in fair value during the fiscal year for outstanding awards granted in prior years, plus for any awards vested during the year, the change in fair value during the fiscal year through the date of vesting; and (b) the aggregate of the service costs attributable to services rendered during the year for pension plan participants which is $0 since our plan was frozen on December 31, 2016. Performance share awards were valued using a Monte Carlo simulation model. A reconciliation of the adjustments are summarized in the following table:

Year	Summary Compensation Table Total	Deductions		Additions				Compensation Actually Paid
		Summary Compensation Table Stock Awards	Summary Compensation Table Pension	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation
PEO
2024 (McHugh)	$4,751,207	$2,911,666	—	$1,974,564	($852,510)	$165,040	$78,739	$3,205,374
2024 (Nunes)	$3,357,889	$1,970,264	—	$666,238	($2,309,005)	$461,701	$125,369	$331,928
2023	$6,285,716	$3,786,040	—	$3,709,528	$176,590	($801,783)	$162,237	$5,746,248
2022	$5,751,241	$3,337,902	—	$2,727,867	($1,270,246)	$649,325	$157,012	$4,677,297
2021	$5,316,481	$2,735,312	—	$3,377,761	$3,284,367	$32,246	$140,922	$9,416,465
2020	$5,410,816	$3,002,811	—	$3,848,497	($245,490)	($1,325,975)	$117,075	$4,802,112
Other NEOs
2024	$1,731,472	$778,060	—	$527,646	($355,417)	$63,702	$26,800	$1,216,143
2023	$1,930,903	$893,213	$93,329	$875,162	$37,866	($172,494)	$35,825	$1,720,720
2022	$1,636,262	$743,195	—	$607,369	($268,765)	$131,238	$33,192	$1,396,101
2021	$1,532,344	$587,060	—	$724,944	$685,016	$6,725	$28,876	$2,390,845
2020	$1,588,249	$645,592	$102,227	$827,410	($41,785)	($247,873)	$22,967	$1,401,149

Non-PEO NEO Average Total Compensation Amount	$ 1,731,472	$ 1,930,903	$ 1,636,262	$ 1,532,344	$ 1,588,249
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,216,143	1,720,720	1,396,101	2,390,845	1,401,149
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. The value represents the Summary Compensation Table totals for the applicable year less the pension and stock award columns, plus: (a) the fair value of stock awards calculated by taking the year end fair value of stock awards granted during the year, plus the change in fair value during the fiscal year for outstanding awards granted in prior years, plus for any awards vested during the year, the change in fair value during the fiscal year through the date of vesting; and (b) the aggregate of the service costs attributable to services rendered during the year for pension plan participants which is $0 since our plan was frozen on December 31, 2016. Performance share awards were valued using a Monte Carlo simulation model. A reconciliation of the adjustments are summarized in the following table:

Year	Summary Compensation Table Total	Deductions		Additions				Compensation Actually Paid
		Summary Compensation Table Stock Awards	Summary Compensation Table Pension	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation
PEO
2024 (McHugh)	$4,751,207	$2,911,666	—	$1,974,564	($852,510)	$165,040	$78,739	$3,205,374
2024 (Nunes)	$3,357,889	$1,970,264	—	$666,238	($2,309,005)	$461,701	$125,369	$331,928
2023	$6,285,716	$3,786,040	—	$3,709,528	$176,590	($801,783)	$162,237	$5,746,248
2022	$5,751,241	$3,337,902	—	$2,727,867	($1,270,246)	$649,325	$157,012	$4,677,297
2021	$5,316,481	$2,735,312	—	$3,377,761	$3,284,367	$32,246	$140,922	$9,416,465
2020	$5,410,816	$3,002,811	—	$3,848,497	($245,490)	($1,325,975)	$117,075	$4,802,112
Other NEOs
2024	$1,731,472	$778,060	—	$527,646	($355,417)	$63,702	$26,800	$1,216,143
2023	$1,930,903	$893,213	$93,329	$875,162	$37,866	($172,494)	$35,825	$1,720,720
2022	$1,636,262	$743,195	—	$607,369	($268,765)	$131,238	$33,192	$1,396,101
2021	$1,532,344	$587,060	—	$724,944	$685,016	$6,725	$28,876	$2,390,845
2020	$1,588,249	$645,592	$102,227	$827,410	($41,785)	($247,873)	$22,967	$1,401,149

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 101.71	118.09	111.77	132.68	93.74
Peer Group Total Shareholder Return Amount	97.57	97.91	90.66	126.52	91.60
Net Income (Loss)	$ 369,000,000.0	$ 178,500,000	$ 122,800,000	$ 210,500,000	$ 29,800,000
Company Selected Measure Amount	298,800,000	296,500,000	314,200,000	329,800,000	267,400,000
PEO Name		Mr. Nunes	Mr. Nunes	Mr. Nunes	Mr. Nunes
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
Adjusted EBITDA is defined as earnings before interest, taxes, depreciation, depletion, amortization, the non-cash cost of land and improved development, non-operating income and expense, operating (income) loss attributable to NCI in Timber Funds, gain associated with the multi-family apartment complex sale attributable to noncontrolling interests, the gain on investment in Timber Funds, Fund II Timberland Dispositions, costs related to the merger with Pope Resources, timber write-offs resulting from casualty events, costs related to disposition initiatives, restructuring charges and Large Dispositions.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Nunes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,357,889	$ 6,285,716	$ 5,751,241	$ 5,316,481	$ 5,410,816
PEO Actually Paid Compensation Amount	331,928	5,746,248	4,677,297	9,416,465	4,802,112
McHugh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,751,207
PEO Actually Paid Compensation Amount	3,205,374
PEO | Nunes [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Nunes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,970,264)	(3,786,040)	(3,337,902)	(2,735,312)	(3,002,811)
PEO | Nunes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	666,238	3,709,528	2,727,867	3,377,761	3,848,497
PEO | Nunes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,309,005)	176,590	(1,270,246)	3,284,367	(245,490)
PEO | Nunes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	461,701	(801,783)	649,325	32,246	(1,325,975)
PEO | Nunes [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,369	162,237	157,012	140,922	117,075
PEO | McHugh [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | McHugh [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,911,666)
PEO | McHugh [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,974,564
PEO | McHugh [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(852,510)
PEO | McHugh [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,040
PEO | McHugh [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,739
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(93,329)	0	0	(102,227)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(778,060)	(893,213)	(743,195)	(587,060)	(645,592)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	527,646	875,162	607,369	724,944	827,410
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(355,417)	37,866	(268,765)	685,016	(41,785)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,702	(172,494)	131,238	6,725	(247,873)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 26,800	$ 35,825	$ 33,192	$ 28,876	$ 22,967